CASH, CASH EQUIVALENTS AND RESTRICTED CASH - Narrative (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash included in Other current assets	$ 316	$ 1,083	$ 270	$ 270	$ 412
Other current assets | Nerdy LLC
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash included in Other current assets	$ 0	$ 767